SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 249,116	$ 205,229	$ 488,405	$ 407,921
Others			3,254	3,679
Software development revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			328,221	273,110
Sensera devices and capsules [member]
IfrsStatementLineItems [Line Items]
Revenue			3,852
Software licensing revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			90,859	79,728
Software support revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			31,718	27,355
Cloud hosting revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 30,501	$ 24,049